Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of June 30, 2020 and December 31, 2019:

	June 30, 2020
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$1,852	$—	$1,852	$—

Liabilities
Derivative liabilities	$200,014	$—	$200,014	$—

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$11,664	$—	$11,664	$—

Liabilities
Derivative liabilities	$97,066	$—	$97,066	$—

Schedule of carrying amounts and fair values of most significant financial instruments	The carrying amounts and fair values of our most significant financial instruments as of June 30, 2020 and December 31, 2019 were as follows:

	June 30, 2020
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$2,382,655		$2,382,655	$2,382,655	$—	$—
Restricted cash	260,466		260,466	260,466	—	—
Derivative assets	1,852		1,852	—	1,852	—
	$2,644,973		$2,644,973	$2,643,121	$1,852	$—
Liabilities
Debt	$30,829,449	(a)	$29,720,936	$—	$29,720,936	$—
Derivative liabilities	200,014		200,014	—	200,014	—
	$31,029,463		$29,920,950	$—	$29,920,950	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2019
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,121,396		$1,121,396	$1,121,396	$—	$—
Restricted cash	178,951		178,951	178,951	—	—
Derivative assets	11,664		11,664	—	11,664	—
	$1,312,011		$1,312,011	$1,300,347	$11,664	$—
Liabilities
Debt	$29,624,266	(a)	$30,219,588	$—	$30,219,588	$—
Derivative liabilities	97,066		97,066	—	97,066	—
	$29,721,332		$30,316,654	$—	$30,316,654	$—
(a)Excludes debt issuance costs, debt discounts and debt premium.